Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity-based awards in anticipation of the release of material nonpublic information and we do not time the disclosure of material non-public information for purposes of affecting the value of executive compensation. In addition, during 2025, we did not grant stock options to any named executive officer during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material non-public information.

Award Timing Method
We do not grant equity-based awards in anticipation of the release of material nonpublic information and we do not time the disclosure of material non-public information for purposes of affecting the value of executive compensation. In addition, during 2025, we did not grant stock options to any named executive officer during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material non-public information.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not grant equity-based awards in anticipation of the release of material nonpublic information and we do not time the disclosure of material non-public information for purposes of affecting the value of executive compensation. In addition, during 2025, we did not grant stock options to any named executive officer during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material non-public information.

MNPI Disclosure Timed for Compensation Value	false